Arrow Alternative Solutions Fund

Class A Shares   ASFFX

Class C Shares  ASFTX

Institutional Class Shares ASFNX

Arrow DWA Balanced Fund

Class A Shares  DWAFX

Class C Shares  DWATX

Institutional Class Shares DWANX

Arrow DWA Tactical Fund

Class A Shares  DWTFX

Class C Shares  DWTTX

Institutional Class Shares DWTNX

Arrow Managed Futures Strategy Fund

Class A Shares  MFTFX

Class C Shares  MFTTX

Institutional Class Shares MFTNX

Arrow Commodity Strategy Fund

Class A Shares  CSFFX

Class C Shares  CSFTX

Institutional Class Shares CSFNX

(each a “Fund” and collectively the “Funds,” and each a series of Arrow Investments Trust)

Supplement dated July 31, 2014
to the Prospectus dated December 1, 2013, Summary Prospectus dated December 1, 2013, and to the Statement of Additional Information dated December 1, 2013, as amended April 1, 2014 and April 11, 2014

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1.

The tables in the sections titled “Portfolio Managers” on page 6 of the Prospectus with respect to the Arrow Alternative Solutions Fund, page 12 of the Prospectus with respect to the Arrow DWA Balanced Fund, page 17 of the Prospectus with respect to the Arrow DWA Tactical Fund, page 24 of the Prospectus with respect to the Arrow Managed Futures Strategy Fund, and pages 29-30 with respect to the Arrow Commodity Strategy

Fund, and on page 4 of each Fund’s Summary Prospectus are replaced in their entirety as follows:

Portfolio Managers:

The Funds are managed by a team consisting of the following individuals:

William E. Flaig, Jr. Chief Investment Officer Since Inception in December 2010	Joseph Barrato Portfolio Manager Since July 2014	Jonathan S. Guyer Portfolio Manager Since July 2014

2.

The following information in the section titled “Portfolio Managers” under the heading “MANAGEMENT OF THE FUNDS” on page 60 of the Prospectus is replaced in its entirety as follows:

PORTFOLIO MANAGERS:

The Funds are managed by a team consisting of William E. Flaig, Jr., Joseph Barrato, and Jonathan S. Guyer.

William E. Flaig Jr.

Chief Investment Officer

William E. Flaig, Jr. has been responsible for the day to day management of the Arrow Alternative Solutions Fund, the Arrow Managed Futures Strategy Fund and the Arrow Commodity Strategy Fund since each Fund's inception.  Mr. Flaig has been responsible for the futures and options on futures management of the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund (the “Arrow DWA Fund Series”) since September 2011.  Mr. Flaig joined Arrow Investment Advisors, LLC in February of 2007.  From 2005 to 2007 he was a principal of Paladin Asset Management.  To Paladin, Mr. Flaig brought a body of original research in absolute return factors, which he refined there and which evolved into Paladin's corresponding alternative investment strategies. From 2000 to 2005 Mr. Flaig served Rydex Investments in portfolio management roles of increasing responsibility, culminating with his appointment as Director of Portfolio Management/Director of Investment Strategy, with responsibility over all Rydex Portfolio Managers.  During this period Mr. Flaig defined the concept of hedge fund replication, initiated the research and investment strategies on which the Rydex Absolute Return Strategies Fund and the Rydex Hedge Equity Fund are based, and directed those strategies.  Mr. Flaig developed the quantitative investment methodology and strategy for the Rydex Core Equity Fund and improved the investment methodology of the Rydex Sector Rotation Fund.  Mr. Flaig also developed best practices for creating leverage within the constraints of a mutual fund offering unlimited trading.  From 1992–1998 Mr. Flaig worked for Bankers Trust Company in New York, in departments including currency trading, proprietary trading, derivatives structuring, and emerging market fixed income.  Mr. Flaig graduated from Purdue University with a degree in Management.

Joseph Barrato

Portfolio Manager

Joseph Barrato is a founding member of Arrow Investment Advisors, LLC.  He has over 20 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds.  Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor's degree in business administration from The George Washington University, where he majored in finance and minored in accounting.  Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.  Mr. Barrato has served as an Interested Trustee and the Chairman of the Board since the Trust was organized in August 2011.

Jonathan S. Guyer

Portfolio Manager

Jonathan Guyer joined Arrow Investment Advisors, LLC in October 2013 after spending seven years with Longview Funds Management, LLC. During his tenure at Longview, he served as the Principal, Director of Research and Chief Investment Officer of the firm. Prior to Longview, Mr. Guyer spent seven years as the head of the Proprietary Hedge Fund Group of Alex Brown & Sons, Inc., followed by five years serving as the head of Alternative Investment Product Development for Legg Mason Wood Walker, Inc. Throughout his investment management career, he has had practical experience working with index design, active portfolio management, trading, manager selection, due diligence, marketing and fund administration.

Prior to his career in investment management, Mr. Guyer spent eight years in the audit industry, serving as a senior audit manager for commercial banks and trust companies. Mr. Guyer earned his bachelor’s degree in business administration from the University of North Carolina-Wilmington.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of Fund shares.

3.

The following information in the section titled “Portfolio Managers” on pages 56-60 of the SAI is replaced in its entirety as follows:

PORTFOLIO MANAGERS

Tactical Fund and Balanced Fund. Security selection for the Tactical Fund and the Balanced Fund are made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Tactical Fund and the Balanced Fund are Harold Parker and John Lewis.  Investment selection for the Tactical Fund and the Balanced Fund is also made by William E. Flaig Jr., Joseph Barrato, and Jonathan S. Guyer.  As of July 28, 2014, they were responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Harold Parker
Registered Investment Companies	0	$528,449,316	0	$0
Other Pooled Investment Vehicles	2	$10,000,000	0	$0
Other Accounts	560	$207,000,000	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
John Lewis
Registered Investment Companies	0	$528,449,316	0	$0
Other Pooled Investment Vehicles	2	$10,000,000	0	$0
Other Accounts	560	$207,000,000	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
William E. Flaig Jr.
Registered Investment Companies	6	$761,505,112	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Joseph Barrato
Registered Investment Companies	6	$761,505,112	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Jonathan S. Guyer
Registered Investment Companies	6	$761,505,112	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

AS Fund, MF Strategy Fund and Commodity Fund.  Security selection for the AS Fund, MF Strategy Fund and the Commodity Fund is made by William E. Flaig Jr. Joseph Barrato and Jonathan S. Guyer.  As of July 28, 2014, each was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
William E. Flaig Jr.
Registered Investment Companies	6	$761,505,112	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Joseph Barrato
Registered Investment Companies	6	$761,505,112	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Jonathan S. Guyer
Registered Investment Companies	6	$761,505,112	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Conflicts of Interest.

As indicated in the tables above, portfolio managers may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor or Sub-Advisor may receive fees from certain accounts that are higher than the fee it receives from its managed Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over his managed Fund.

When allocating investments among client accounts, the portfolio managers have the fiduciary obligation to treat each client equally, regardless of account size or fees paid.  All clients at the same custodian (or trading desk) receive the same average price for each transaction.  When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment.  When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

"Cross trades" in which a portfolio manager sells a particular security held by a Fund to another account managed by the Advisor or Sub-Advisor, including another Fund (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than the independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Compensation.

Tactical Fund and Balanced Fund.  As compensation for their responsibilities as portfolio managers at the Sub-Advisor, Mr. Parker and Mr. Lewis are compensated based on a salary and a share of the Sub-Advisor’s profits, if any.  The compensation structures for Messrs. Flaig, Barrato and Guyer are discussed below.

AS Fund, MF Strategy Fund and Commodity Fund.  As compensation for his responsibilities as Chief Investment Officer of Arrow Investment Advisors, LLC, Mr. Flaig receives a fixed base salary designed to be competitive relative to the size of the Advisor within the mutual fund industry.  The base salary is determined by the Advisor's management committee.  In addition Mr. Flaig is eligible to participate in a bonus program based on the pre-tax performance and asset growth of the funds managed by the Advisor relative to the fund's benchmark indecies.  Mr. Flaig also participates in an incentive program that provides a percentage of ownership in the advisor in set amounts over a set time frame. As the Chief Executive Officer and Portfolio Manager, Mr. Barrato receives a fixed base salary and discretionary bonus from the Advisor. Mr. Guyer receives a fixed base salary and discretionary bonus from the Advisor

Ownership.

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Tactical Fund as of July 28, 2014.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Arrow DWA Balanced Fund
Harold Parker	$100,001-$500,000
John Lewis	$50,001-$100,000
William E. Flaig Jr.	$1-$10,000
Joseph Barrato	$10,001-$50,000
Jonathan S. Guyer	None

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Balanced Fund as of July 28, 2014.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Arrow DWA Balanced Fund
Harold Parker	$100,001-$500,000
John Lewis	$50,001-$100,000
William E. Flaig Jr.	$1-$10,000
Joseph Barrato	$50,001-$100,000
Jonathan S. Guyer	None

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the AS Fund as of July 28, 2014.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Arrow Alternative Solutions Fund
William E. Flaig Jr.	$50,001 - $100,000
Joseph Barrato	$10,001-$50,000
Jonathan S. Guyer	None

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the MF Strategy Fund as of July 28, 2014.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Arrow Managed Futures Strategy Fund
William E. Flaig Jr.	None
Joseph Barrato	$1-$10,000
Jonathan S. Guyer	None

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Commodity Fund as of July 28, 2014.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Arrow Commodity Strategy Fund
William E. Flaig Jr.	None
Joseph Barrato	$1-$10,000
Jonathan S. Guyer	None

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You should read this Supplement in conjunction with the Prospectus dated December 1, 2013, Summary Prospectus dated December 1, 2013, and to the Statement of Additional Information dated December 1, 2013, as amended April 1, 2014 and April 11, 2014.  These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.